Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Jan. 28, 2021
Prospectus Date	Jan. 28, 2021